Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Non-current Assets
Schedule of other non-current assets

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$3,534	$3,964
Notes receivable from ZIM	28,627	23,538
Other non-current assets	1,380	1,363
Total	$33,541	$28,865